UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5482

DWS High Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS High Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 129.2%
Consumer Discretionary 21.4%
Affinia Group, Inc., 144A, 10.75%, 8/15/2016	35,000	36,138
AMC Entertainment, Inc.:
8.0%, 3/1/2014	535,000	502,900
8.75%, 6/1/2019	705,000	699,712
American Achievement Corp., 144A, 8.25%, 4/1/2012	205,000	200,900
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014	485,000	495,912
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	475,000	389,500
8.0%, 3/15/2014	200,000	179,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	515,000	451,912
Brunswick Corp., 144A, 11.25%, 11/1/2016	275,000	288,063

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		345,000	37,950
Carrols Corp., 9.0%, 1/15/2013		215,000	209,088
CSC Holdings, Inc.:
6.75%, 4/15/2012		435,000	437,175
Series B, 7.625%, 4/1/2011		1,375,000	1,392,187
144A, 8.5%, 6/15/2015		390,000	393,900
DirecTV Holdings LLC, 7.625%, 5/15/2016		770,000	810,425
DISH DBS Corp.:
6.375%, 10/1/2011		2,590,000	2,593,237
6.625%, 10/1/2014		590,000	560,500
7.125%, 2/1/2016		550,000	528,000
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (b)		350,000	323,750
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		455,000	15,925
Ford Motor Co., 7.45%, 7/16/2031 (c)		405,000	309,825
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011		495,000	492,525
10.5%, 5/15/2016 (c)		205,000	218,838
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	382,325
Group 1 Automotive, Inc., 8.25%, 8/15/2013		200,000	180,500
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		785,000	798,737
Hertz Corp., 8.875%, 1/1/2014 (c)		1,160,000	1,110,700
Idearc, Inc., 8.0%, 11/15/2016 **		960,000	73,200
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		265,000	188,150
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		232,000	201,840
Kabel Deutschland GmbH, 10.625%, 7/1/2014		255,000	266,156
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (c)		285,000	249,375
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	650,000	889,907
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		810,000	769,500
8.875%, 7/15/2015		75,000	75,952
Mediacom Broadband LLC, 8.5%, 10/15/2015 (c)		295,000	288,363
Mediacom LLC, 144A, 9.125%, 8/15/2019		155,000	153,450
MGM MIRAGE:
144A, 10.375%, 5/15/2014		300,000	315,750
144A, 11.125%, 11/15/2017		405,000	438,412
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		140,000	104,300
10.375%, 10/15/2015 (c)		625,000	465,625
Norcraft Holdings LP, 9.75%, 9/1/2012		1,130,000	1,079,150
Peermont Global Proprietary Ltd., 144A, 7.75%, 4/30/2014	EUR	385,000	419,471
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		150,000	148,875
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	774,400
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015 (c)		135,000	117,450
144A, 8.625%, 8/1/2017		265,000	261,025
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		305,000	6,481
Sabre Holdings Corp.:
7.35%, 8/1/2011 (c)		135,000	128,588
8.35%, 3/15/2016		375,000	278,438
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014		475,000	361,000
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		335,000	237,850
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,345,000	416,950
Sonic Automotive, Inc.:
Step-up Coupon, 4.25% to 11/30/2010, 4.75% to 11/30/2015		310,000	291,787
Series B, 8.625%, 8/15/2013		955,000	806,975
Travelport LLC:
5.293% ***, 9/1/2014		315,000	228,375

9.875%, 9/1/2014		265,000	224,588
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		120,000	12,000
United Components, Inc., 9.375%, 6/15/2013		70,000	54,250
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,050,000	1,557,964
144A, 10.375%, 2/15/2015		260,000	275,600
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	605,000	836,971
144A, 8.0%, 11/1/2016	EUR	330,000	435,241
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		163,887	819
Videotron Ltd.:
6.875%, 1/15/2014		70,000	66,938
9.125%, 4/15/2018		160,000	168,800
144A, 9.125%, 4/15/2018		235,000	247,925
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		335,000	346,725
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,020,000	222

			28,304,462
Consumer Staples 4.4%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		205,000	202,438
Central European Distribution Corp., 3.0%, 3/15/2013		135,000	110,363
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)		235,000	205,037
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		270,000	266,625
Ingles Markets, Inc., 8.875%, 5/15/2017		105,000	105,525
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	808,375
Rite Aid Corp.:
7.5%, 3/1/2017		450,000	375,750
9.375%, 12/15/2015 (c)		250,000	183,750
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014		520,000	530,400
SUPERVALU, Inc., 8.0%, 5/1/2016 (c)		485,000	477,119
Tyson Foods, Inc.:
7.85%, 4/1/2016		300,000	296,250
10.5%, 3/1/2014		345,000	384,675
Viskase Companies, Inc., 11.5%, 6/15/2011		2,185,000	1,947,381

			5,893,688
Energy 16.5%
Arch Coal, Inc., 144A, 8.75%, 8/1/2016		220,000	220,000
Atlas Energy Operating Co., LLC, 144A, 10.75%, 2/1/2018		910,000	919,100
Belden & Blake Corp., 8.75%, 7/15/2012		1,940,000	1,736,300
Berry Petroleum Co., 10.25%, 6/1/2014		380,000	396,625
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	425,250
Chaparral Energy, Inc., 8.5%, 12/1/2015		635,000	425,450
Chesapeake Energy Corp.:
6.25%, 1/15/2018		260,000	226,200
6.875%, 1/15/2016		1,644,000	1,508,370
7.25%, 12/15/2018		725,000	663,375
7.5%, 6/15/2014		190,000	184,300
El Paso Corp.:
7.25%, 6/1/2018		455,000	430,989
7.75%, 6/15/2010		355,000	356,391
8.25%, 2/15/2016		285,000	287,850
9.625%, 5/15/2012		275,000	285,734
EXCO Resources, Inc., 7.25%, 1/15/2011		628,000	615,440
Frontier Oil Corp.:
6.625%, 10/1/2011		320,000	318,400
8.5%, 9/15/2016		690,000	700,350

Holly Corp., 144A, 9.875%, 6/15/2017		380,000	379,050
KCS Energy, Inc., 7.125%, 4/1/2012		1,735,000	1,708,975
Mariner Energy, Inc.:
7.5%, 4/15/2013		400,000	378,000
8.0%, 5/15/2017 (c)		445,000	393,825
Newfield Exploration Co., 7.125%, 5/15/2018		1,160,000	1,128,100
OPTI Canada, Inc.:
7.875%, 12/15/2014		540,000	345,600
8.25%, 12/15/2014		1,305,000	848,250
Petrohawk Energy Corp.:
7.875%, 6/1/2015		200,000	194,000
9.125%, 7/15/2013		415,000	421,225
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (c)		380,000	349,600
7.625%, 6/1/2018		765,000	722,925
Quicksilver Resources, Inc., 7.125%, 4/1/2016		1,060,000	879,800
Regency Energy Partners LP:
8.375%, 12/15/2013		520,000	510,900
144A, 9.375%, 6/1/2016		590,000	590,000
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		525,000	528,282
Stone Energy Corp.:
6.75%, 12/15/2014		740,000	510,600
8.25%, 12/15/2011		1,155,000	1,039,500
Tesoro Corp., 6.5%, 6/1/2017		310,000	272,800
Whiting Petroleum Corp.:
7.25%, 5/1/2012		830,000	825,850
7.25%, 5/1/2013		105,000	103,950

			21,831,356
Financials 18.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,065,000	777,450
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		551,200	201,078
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		200,000	35,500
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		275,000	270,875
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	205,000	264,499
Citigroup, Inc., 5.0%, 9/15/2014		710,000	650,510
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	50,000	53,043
Conproca SA de CV, REG S, 12.0%, 6/16/2010		882,450	928,779
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		6,204,918	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		3,785,000	3,559,206
7.375%, 2/1/2011		320,000	309,348
9.875%, 8/10/2011		1,365,000	1,350,561
GMAC, Inc.:
144A, 6.875%, 9/15/2011		2,011,000	1,855,147
144A, 7.0%, 2/1/2012 (c)		1,110,000	996,225
144A, 7.25%, 3/2/2011		465,000	436,519
144A, 7.75%, 1/19/2010		1,650,000	1,637,625
Hellas Telecommunications Finance, 144A, 8.996% ***, 7/15/2015 (PIK)	EUR	270,000	38,707
Hexion US Finance Corp., 9.75%, 11/15/2014 (c)		210,000	157,500
Inmarsat Finance II PLC, 10.375%, 11/15/2012		1,215,000	1,260,562
iPayment, Inc., 9.75%, 5/15/2014		365,000	235,425
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		570,000	712
Nielsen Finance LLC, 11.5%, 5/1/2016 (c)		135,000	134,325
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		635,000	571,500
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015 (c)		220,000	210,650

Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		81,000	84,645
Sprint Capital Corp.:
7.625%, 1/30/2011		1,155,000	1,156,444
8.375%, 3/15/2012		515,000	515,644
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,100,000	688
UCI Holdco, Inc., 8.629% ***, 12/15/2013 (PIK)		546,118	191,141
Universal City Development Partners Ltd., 11.75%, 4/1/2010		1,695,000	1,690,762
Virgin Media Finance PLC:
8.75%, 4/15/2014		1,570,000	1,593,550
Series 1, 9.5%, 8/15/2016		1,340,000	1,376,850
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	1,425,000	2,083,737
144A, 10.75%, 12/1/2015		85,000	91,375

			24,720,582
Health Care 7.8%
Community Health Systems, Inc., 8.875%, 7/15/2015		1,920,000	1,927,200
HCA, Inc.:
144A, 7.875%, 2/15/2020		855,000	833,625
144A, 8.5%, 4/15/2019		335,000	339,187
9.125%, 11/15/2014		885,000	893,850
9.25%, 11/15/2016		2,045,000	2,070,562
9.625%, 11/15/2016 (PIK)		594,000	599,940
144A, 9.875%, 2/15/2017		345,000	355,350
HEALTHSOUTH Corp., 10.75%, 6/15/2016		305,000	322,538
IASIS Healthcare LLC, 8.75%, 6/15/2014		440,000	430,100
The Cooper Companies, Inc., 7.125%, 2/15/2015		680,000	640,050
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		275,000	279,125
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		480,000	482,400
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		1,140,000	1,120,050

			10,293,977
Industrials 11.3%
ARAMARK Corp., 8.5%, 2/1/2015 (c)		635,000	615,950
BE Aerospace, Inc., 8.5%, 7/1/2018 (c)		880,000	866,800
Belden, Inc., 7.0%, 3/15/2017		340,000	311,100
Bombardier, Inc., 144A, 6.75%, 5/1/2012		1,270,000	1,241,425
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		135,000	133,095
Cenveo Corp., 144A, 10.5%, 8/15/2016		360,000	301,050
Clean Harbors, Inc., 144A, 7.625%, 8/15/2016		220,000	220,550
Congoleum Corp., 8.625%, 8/1/2008 **		715,000	214,500
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	34,563
Esco Corp.:
144A, 4.504% ***, 12/15/2013		40,000	35,700
144A, 8.625%, 12/15/2013		550,000	533,500
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		305,000	283,650
Iron Mountain, Inc., 8.375%, 8/15/2021		620,000	616,125
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		380,000	288,800
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		860,000	761,100
7.625%, 12/1/2013		905,000	819,025
9.375%, 5/1/2012		1,265,000	1,246,025
Kansas City Southern Railway Co., 8.0%, 6/1/2015		710,000	702,900
Mobile Mini, Inc., 9.75%, 8/1/2014		445,000	445,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		570,000	498,750
Owens Corning, Inc., 9.0%, 6/15/2019		440,000	456,369

R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	1,240,000	72,850
RailAmerica, Inc., 144A, 9.25%, 7/1/2017	350,000	361,812
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	325,000	299,000
Titan International, Inc., 8.0%, 1/15/2012	995,000	957,687
TransDigm, Inc., 7.75%, 7/15/2014	205,000	203,463
United Rentals North America, Inc.:
6.5%, 2/15/2012	750,000	720,000
7.0%, 2/15/2014	960,000	777,600
144A, 10.875%, 6/15/2016	230,000	234,600
US Concrete, Inc., 8.375%, 4/1/2014	380,000	247,950
USG Corp., 144A, 9.75%, 8/1/2014	205,000	210,637
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	350,000	334,250

		15,045,826
Information Technology 4.6%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012	670,000	538,513
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	525,000	357,000
Jabil Circuit, Inc., 7.75%, 7/15/2016	135,000	132,806
L-3 Communications Corp.:
5.875%, 1/15/2015	1,150,000	1,075,250
Series B, 6.375%, 10/15/2015	1,085,000	1,022,612
7.625%, 6/15/2012	1,730,000	1,751,625
MasTec, Inc., 7.625%, 2/1/2017	475,000	432,250
Seagate Technology International, 144A, 10.0%, 5/1/2014	205,000	219,863
Unisys Corp., 144A, 12.75%, 10/15/2014 (c)	365,000	374,581
Vangent, Inc., 9.625%, 2/15/2015	275,000	255,750

		6,160,250
Materials 17.0%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	200,000	150,500
ARCO Chemical Co., 9.8%, 2/1/2020 **	2,955,000	1,004,700
Ashland, Inc., 144A, 9.125%, 6/1/2017	315,000	330,750
Ball Corp.:
7.125%, 9/1/2016 (c)	130,000	130,000
7.375%, 9/1/2019 (c)	135,000	134,663
Cascades, Inc., 7.25%, 2/15/2013	202,000	190,385
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013	465,000	372,000
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019	380,000	378,100
CPG International I, Inc., 10.5%, 7/1/2013	760,000	543,400
Crown Americas LLC, 144A, 7.625%, 5/15/2017	40,000	39,700
Domtar Corp., 10.75%, 6/1/2017 (c)	345,000	376,050
Dow Chemical Co., 8.55%, 5/15/2019	340,000	370,347
Exopack Holding Corp., 11.25%, 2/1/2014	1,125,000	1,023,750
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	1,450,000	1,511,625
8.375%, 4/1/2017	2,110,000	2,199,675

GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		771,507	540,055
10.0%, 3/31/2015		764,160	534,912
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		260,000	249,600
144A, 8.25%, 5/1/2016		595,000	600,950
9.5%, 12/1/2011		285,000	296,400
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		750,000	768,750
Greif, Inc., 144A, 7.75%, 8/1/2019		110,000	107,800
Hexcel Corp., 6.75%, 2/1/2015		1,345,000	1,257,575
Huntsman International LLC:
144A, 6.875%, 11/15/2013	EUR	275,000	323,277
7.375%, 1/1/2015 (c)		215,000	184,900
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,080,000	1,026,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		180,000	97,425
NewMarket Corp., 7.125%, 12/15/2016		810,000	737,100
NewPage Corp., 10.0%, 5/1/2012		680,000	368,900
Novelis, Inc., 144A, 11.5%, 2/15/2015		205,000	198,337
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016 (c)		730,000	726,350
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		70,000	73,150
Pliant Corp., 11.85%, 6/15/2009 **		3	2
Radnor Holdings Corp., 11.0%, 3/15/2010 **		180,000	225
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		370,000	366,300
Teck Resources Ltd.:
9.75%, 5/15/2014		335,000	361,800
10.25%, 5/15/2016		335,000	370,175
10.75%, 5/15/2019		835,000	950,856
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		790,000	744,575
The Mosaic Co., 144A, 7.375%, 12/1/2014		2,220,000	2,344,875
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		600,000	511,500

			22,497,434
Telecommunication Services 15.8%
BCM Ireland Preferred Equity Ltd., 144A, 7.873% ***, 2/15/2017 (PIK)	EUR	433,009	236,957
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		125,000	126,250
Centennial Communications Corp.:
10.0%, 1/1/2013		260,000	266,500
10.125%, 6/15/2013		570,000	581,400
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,060,000	1,028,200
8.375%, 1/15/2014		470,000	455,900
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,565,000	1,475,013
10.0%, 7/15/2015		730,000	706,275
Crown Castle International Corp., 9.0%, 1/15/2015		690,000	717,600
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		170,812	97,363
Hellas Telecommunications Luxembourg V, 144A, 4.496% ***, 10/15/2012	EUR	320,000	348,651
Hughes Network Systems LLC, 9.5%, 4/15/2014		3,150,000	3,197,250
Intelsat Corp.:
9.25%, 8/15/2014		145,000	147,175
9.25%, 6/15/2016		1,665,000	1,685,812
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016		170,000	177,225
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		870,000	876,525
iPCS, Inc., 2.608% ***, 5/1/2013		180,000	147,600
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,025,000	1,987,031
Millicom International Cellular SA, 10.0%, 12/1/2013		1,985,000	2,056,956
Qwest Corp.:
7.875%, 9/1/2011		1,210,000	1,234,200

144A, 8.375%, 5/1/2016	30,000	30,300
8.875%, 3/15/2012	260,000	267,800
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016	110,000	109,725
144A, 8.25%, 8/15/2019	150,000	150,750
Sprint Nextel Corp., 8.375%, 8/15/2017	660,000	628,650
Stratos Global Corp., 9.875%, 2/15/2013	260,000	264,550
Telesat Canada, 11.0%, 11/1/2015	1,435,000	1,463,700
Windstream Corp.:
7.0%, 3/15/2019	515,000	471,225
8.625%, 8/1/2016	80,000	80,300

		21,016,883
Utilities 11.8%
AES Corp.:
8.0%, 10/15/2017	440,000	421,300
8.0%, 6/1/2020	480,000	448,800
144A, 8.75%, 5/15/2013	2,518,000	2,555,770
CMS Energy Corp., 8.5%, 4/15/2011	2,045,000	2,107,201
Energy Future Holdings Corp.:
10.875%, 11/1/2017	1,045,000	747,175
11.25%, 11/1/2017 (PIK)	430,000	262,300
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016	315,000	305,550
Kinder Morgan, Inc., 6.5%, 9/1/2012	200,000	203,500
Mirant Americas Generation LLC, 8.3%, 5/1/2011	1,250,000	1,256,250
Mirant North America LLC, 7.375%, 12/31/2013	280,000	268,800
NRG Energy, Inc.:
7.25%, 2/1/2014	825,000	802,312
7.375%, 2/1/2016	1,040,000	994,500
7.375%, 1/15/2017	900,000	857,250
8.5%, 6/15/2019	1,005,000	977,362
NV Energy, Inc.:
6.75%, 8/15/2017	465,000	441,750
8.625%, 3/15/2014	155,000	157,713
Orion Power Holdings, Inc., 12.0%, 5/1/2010	1,990,000	2,054,675
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	1,125,000	745,313

		15,607,521

Total Corporate Bonds (Cost $189,183,539)		171,371,979
Loan Participations and Assignments 9.9%
Senior Loans
Alliance Mortgage Cycle Loan, Term Loan A, Prime plus 6.25%, 9.5% , 6/1/2010 **	466,667	0
Aspect Software, Inc., Term Loan, LIBOR plus 3.0%, 3.613% ***, 7/11/2011	302,261	271,027
Buffets, Inc.:
Letter of Credit, Term Loan B, LIBOR plus 7.25%, 7.848% ***, 5/1/2013	67,821	47,475
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0% ***, 4/30/2012	187,852	191,609
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121% ***, 5/1/2013	331,881	232,317
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25% ***, 3/6/2014	2,495,103	2,325,648
Term Loan, Prime plus 6.0%, 9.25% ***, 3/6/2014	1,263,801	1,276,837
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.77% ***, 6/20/2013	335,241	299,203
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 3.51% ***, 12/16/2013	995,000	868,137
Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%, 12/15/2014	740,000	699,914
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.52% ***, 12/31/2014	390,000	169,650
Hawker Beechcraft Acquisition Co., LLC:

Term Loan, LIBOR plus 2.0%, 2.261% ***, 3/26/2014	1,399,923	1,043,327
Letter of Credit, LIBOR plus 2.1%, 2.598% ***, 3/26/2014	59,311	44,203
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 2.875% ***, 5/6/2013	1,431,223	1,097,670
Term Loan C2, LIBOR plus 2.25%, 2.875% ***, 5/6/2013	350,988	269,189
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738% ***, 6/13/2014 (PIK)	626,867	527,612
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 3.488% ***, 11/13/2014	332,407	271,244
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741% ***, 9/30/2014	330,415	271,915
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.785% ***, 1/31/2014	288,000	239,760
Texas Competitive Electric Holdings Co., LLC, Term Loan B3, LIBOR plus 3.5%, 3.785% ***, 10/10/2014	3,055,575	2,317,455
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25% ***, 6/4/2014 **	671,500	285,988
VML US Finance, LLC:
Delayed Draw Term Loan B, LIBOR plus 2.25%, 2.85% ***, 5/25/2012	135,469	124,801
Term Loan B, LIBOR plus 2.25%, 2.85% ***, 5/25/2013	234,531	216,062

Total Loan Participations and Assignments (Cost $15,085,924)		13,091,043
Preferred Securities 0.5%
Financials 0.2%
Xerox Capital Trust I, 8.0%, 2/1/2027 (c)	235,000	188,700
Materials 0.3%
Hercules, Inc., 6.5%, 6/30/2029	775,000	422,375

Total Preferred Securities (Cost $601,805)		611,075
	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	14,706	55,148
Vertis Holdings, Inc.*	7,700	0
World Color Press, Inc.*	2,175	18,814

		73,962
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091

		13,068

Total Common Stocks (Cost $484,244)		87,030
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	2	0
Series AI, 144A, 12.0%*	15,000	0

Total Convertible Preferred Stocks (Cost $38,786)		0
Warrants 0.0%
Consumer Discretionary 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	2,464	6,930
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	105,300	5,065

Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*				775	0

Total Warrants (Cost $124,997)					11,995
Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 0.29% (d) (e) (Cost $7,315,710)				7,315,710	7,315,710
Cash Equivalents 0.7%
Cash Management QP Trust, 0.22% (d) (Cost $1,000,965)				1,000,965	1,000,965
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $213,835,970) †				145.9	193,489,797
Notes Payable				(44.2)	(58,601,640)
Other Assets and Liabilities, Net				(1.7)	(2,290,976)

Net Assets				100.0	132,597,181

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	466,667	467,631	0
ARCO Chemical Co.	9.8%	2/1/2020	2,955,000	2,769,455	1,004,700
Buffalo Thunder Development Authority	9.375%	12/15/2014	200,000	200,147	35,500
CanWest MediaWorks LP	9.25%	8/1/2015	345,000	345,000	37,950
Congoleum Corp.	8.625%	8/1/2008	715,000	600,300	214,500
Eaton Vance Corp., CDO II	13.68%	7/15/2012	6,204,918	3,904,801	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	455,000	456,800	15,925
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	170,812	162,544	97,363
Idearc, Inc.	8.0%	11/15/2016	960,000	876,369	73,200
New ASAT (Finance) Ltd.	9.25%	2/1/2011	570,000	494,231	712
Pliant Corp.	11.85%	6/15/2009	3	3	2
R.H. Donnelley Corp.	8.875%	10/15/2017	1,240,000	1,198,099	72,850
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	117,163	225
Reader's Digest Association, Inc.	9.0%	2/15/2017	305,000	297,765	6,481
Tribune Co.	5.25%	6/4/2014	671,500	671,080	285,988
Tropicana Entertainment LLC	9.625%	12/15/2014	1,100,000	827,274	688
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	120,000	115,163	12,000
Young Broadcasting, Inc.	8.75%	1/15/2014	2,020,000	1,743,963	222
				15,247,788	1,858,306

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2009.

†

The cost for federal income tax purposes was $214,858,681. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $21,368,884. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,172,401 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,541,285.

(a)					Principal amount stated in US dollars unless otherwise noted.
(b)					Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.

(c)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2009 amounted to $6,996,007, which is 5.3% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of August 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	263,212	EUR	183,600	9/25/2009	5
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

EUR	5,500,900	USD	7,881,057	9/25/2009	(5,258)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(f)
Corporate Bonds	$ —	$ 169,881,434	$ 1,490,545	$ 171,371,979
Loan Participations and Assignments	—	12,921,393	169,650	13,091,043
Preferred Securities	—	611,075	—	611,075
Common Stocks(f)	18,814	55,148	13,068	87,030
Convertible Preferred Stocks(f)	—	0	—	0
Warrants(f)	—	—	11,995	11,995
Short-Term Investments(f)	7,315,710	1,000,965	—	8,316,675
Derivatives(g)	—	5	—	5
Total	$ 7,334,524	$ 184,470,020	$ 1,685,258	$ 193,489,802

Liabilities
Derivatives(g)	$ —	$ (5,258)	$ —	$ (5,258)
Total	$ —	$ (5,258)	$ —	$ (5,258)
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2008	$ 298,108	$ —	$ 480,500	$ 13,068	$ 11,832	$ 803,508
Total realized gain (loss)	—	322	—	—	(1)	321
Change in unrealized appreciation (depreciation)	(464,311)	103,701	1,587	—	(124,833)	(483,856)
Amortization premium/discount	9,154	11,272	2,135	—	—	22,561
Net purchases (sales)	1,136,807	685,889	(484,222)	—	124,997	1,463,471
Net transfers in (out) of Level 3	510,787	(631,534)	—	—	—	(120,747)
Balance as of August 31, 2009	$ 1,490,545	$ 169,650	$ —	$ 13,068	$ 11,995	$ 1,685,258
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2009	$ (546,876)	$ 89,836	$ —	$ —	$ (124,834)	$ (581,874)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (5,253)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009